ROPES & GRAY LLP 800 Boylston St. Boston, MA 02199-3600 WWW.ROPESGRAY.COM
Ali R. Olia T +1 617 951 7204 Ali.Olia@ropesgray.com

December 28, 2022

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Engine No. 1 ETF Trust (the “Trust”)

File Nos.: 333-249926 and 811-23617

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the Prospectus and Statement of Additional Information for Engine No. 1 Transform Supply Chain ETF that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 12 to the Trust’s Registration Statement under the Securities Act and Amendment No. 15 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 12”), as filed electronically with the Commission on December 23, 2022. Amendment No. 12 became effective on December 23, 2022.

If you have any questions or need any clarification concerning the foregoing or this filing, please call me at (617) 951-7204. Thank you for your attention in this matter.

Very truly yours,

/s/ Ali Olia

Ali Olia

cc:	Fitzann Reid, Esq., Engine No. 1

Paulita Pike, Esq., Ropes & Gray LLP

Brian McCabe, Esq., Ropes & Gray LLP

Keith MacLeod, Esq., Ropes & Gray LLP